TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Tax credits
Tax credits - current	R$ 402,429	R$ 504,429
Tax credits - non-current	30,841	56,703
Tax credits
Disclosure of Tax credits
Tax credits - current	402,429	504,429
Tax credits - non-current	30,841	56,703
Tax credits - current and non-current	433,270	561,132
ICMS (state VAT)
Disclosure of Tax credits
Tax credits - current	155,096	130,718
Tax credits - non-current	26,135	50,757
Social security financing
Disclosure of Tax credits
Tax credits - current	91,229	173,453
Tax credits - non-current	360	2,294
Financing of social integration program
Disclosure of Tax credits
Tax credits - current	20,242	35,135
IPI (Federal VAT)
Disclosure of Tax credits
Tax credits - current	59,982	48,751
IVA (Value added tax)
Disclosure of Tax credits
Tax credits - current	48,139	85,674
Others
Disclosure of Tax credits
Tax credits - current	27,741	30,698
Financing of social integration program and others
Disclosure of Tax credits
Tax credits - non-current	R$ 4,346	R$ 3,652